Condensed Financial Information Parent Company Only (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Total assets	$ 1,056,032,147	$ 1,019,105,799
Junior subordinated debentures	12,887,000	12,887,000
Total liabilities	980,855,784	934,345,531
Preferred stock, 1,000,000 shares authorized, 15 shares issued and outstanding at December 31, 2021 and 2020 ($100,000 liquidation value, per share)	1,500,000	1,500,000
Common stock - $2.50 par value; 15,000,000 shares authorized, 5,587,939 and 5,527,380 shares issued at December 31, 2021 and 2020, respectively (including 14,337 and 18,128 shares issued February 1, 2022 and 2021, respectively)	14,119,275	13,969,848
Additional paid-in capital	36,383,235	35,322,063
Retained earnings	46,464,447	37,758,105
Accumulated other comprehensive loss	(20,667,817)	(1,166,971)
Less: treasury stock, at cost; 210,101 shares at December 31, 2022 and 2021	(2,622,777)	(2,622,777)
Total shareholders' equity	75,176,363	84,760,268	$ 77,288,713
Total liabilities and shareholders' equity	1,056,032,147	1,019,105,799
Parent Company [Member]
Cash	1,372,381	908,042	$ 750,371
Investment in subsidiary - Community National Bank	87,018,360	97,061,296
Investment in Capital Trust	387,000	387,000
Income taxes receivable	223,816	185,439
Total assets	89,001,557	98,541,777
Junior subordinated debentures	12,887,000	12,887,000
Dividends payable	938,194	894,509
Total liabilities	13,825,194	13,781,509
Preferred stock, 1,000,000 shares authorized, 15 shares issued and outstanding at December 31, 2021 and 2020 ($100,000 liquidation value, per share)	1,500,000	1,500,000
Common stock - $2.50 par value; 15,000,000 shares authorized, 5,587,939 and 5,527,380 shares issued at December 31, 2021 and 2020, respectively (including 14,337 and 18,128 shares issued February 1, 2022 and 2021, respectively)	14,119,275	13,969,848
Additional paid-in capital	36,383,235	35,322,063
Retained earnings	46,464,447	37,758,105
Accumulated other comprehensive loss	(20,667,817)	(1,166,971)
Less: treasury stock, at cost; 210,101 shares at December 31, 2022 and 2021	(2,622,777)	(2,622,777)
Total shareholders' equity	75,176,363	84,760,268
Total liabilities and shareholders' equity	$ 89,001,557	$ 98,541,777